Earnings Per Common Share	6 Months Ended
Jun. 30, 2012
Earnings Per Common Share [Abstract]
Earnings Per Common Share

6.EARNINGS PER COMMON SHARE

We calculate basic earnings per common share by dividing net income by the weighted average number of shares of common stock outstanding giving retroactive effect to stock dividends.

We calculate diluted earnings per common share by including the average dilutive common stock equivalents outstanding during the period.  Dilutive common equivalent shares consist of stock options, calculated using the treasury stock method.

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2012	2011	2012	2011
Weighted average number of shares	6,828,452	6,809,594	6,824,673	5,625,689
Dilutive average number of shares	6,905,041	6,841,535	6,871,727	5,657,775